As filed with the U.S. Securities and Exchange Commission
on November 7, 2014
Securities Act File No. 333-151713
Investment Company Act File No. 811-22209

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933 ☑

Pre-Effective Amendment No. ________ ❑

Post-Effective Amendment No. 186 ☑

and/or

Registration Statement Under The Investment Company Act Of 1940 ☑

Amendment No. 189  ☑
(Check appropriate box or boxes)

Global X Funds
(Exact Name of Registrant as Specified in Charter)
623 Fifth Ave, 15th Floor
New York, NY 10022
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (212) 644-6440

Bruno del Ama Global X Management Company LLC 623 Fifth Ave, 15th floor New York, NY 10022 (Name and Address of Agent for Service)
With a copy to:

Daphne Tippens Chisolm, Esq.	Eric S. Purple, Esq.
Global X Management Company LLC	K&L Gates LLP
623 Fifth Ave, 15th Floor	1601 K Street, NW
New York, NY 10022	Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box)
☑ immediately upon filing pursuant to paragraph (b)
❑ on (date) pursuant to paragraph (b)
❑ 60 days after filing pursuant to paragraph (a)(1)
❑ on (date) pursuant to paragraph (a)(1)
❑ 75 days after filing pursuant to paragraph (a)(2)
❑ on (date) pursuant to paragraph (a)(2) of rule 485.

EXPLANATORY NOTE

This filing relates solely to the following series of the Registrant:

Global X | JPMorgan US Sector Rotator Index ETF

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 186 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on the 7th day of November 2014.

Global X Funds

By: /s/ Bruno del Ama
President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Bruno del Ama	President (Principal Executive Officer) and Trustee	November 7, 2014
Bruno del Ama

/s/ Jose C. Gonzalez	Chief Operating Officer	November 7, 2014
Jose C. Gonzalez

/s/ Thomas K. Lynch	Treasurer (Principal Financial Officer) and	November 7, 2014
Thomas K. Lynch	Principal Accounting Officer
*
Sanjay Ram Bharwani	Trustee	November 7, 2014

*
Scott R. Chichester	Trustee	November 7, 2014

*
Kartik Kiran Shah	Trustee	November 7, 2014

*/s/ Bruno del Ama
Attorney-In-Fact, pursuant to power of attorney

EXHIBIT INDEX

Index No.    Description of Exhibit

EX-101.INS     XBRL Instance Document

EX-101.SCH     XBRL Taxonomy Extension Schema Document

EX-101.CAL     XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF     XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB     XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE     XBRL Taxonomy Extension Presentation Linkbase